1. Operating Context (Details)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
GAC Inc. ("GAC") [Member]
Disclosure of subsidiaries [line items]
Name of entity		GAC
Date of Incorporation		Mar. 23, 2006
Location		Cayman Islands
Principal Activity		Aircraft Acquisition
Type of control		Direct
Ownership equity interest		100.00%		100.00%
Gol Finance Inc. [Member]
Disclosure of subsidiaries [line items]
Name of entity		Gol Finance Inc.
Date of Incorporation		Mar. 16, 2006
Location		Cayman Islands
Principal Activity		Fund-Raising
Type of control		Direct
Ownership equity interest		100.00%		100.00%
Gol LuxCo S.A. ("Gol LuxCo") (Gol Finance) [Member]
Disclosure of subsidiaries [line items]
Name of entity		Gol Finance
Date of Incorporation		Jun. 21, 2013
Location		Luxembourg
Principal Activity		Fund-Raising
Type of control		Direct
Ownership equity interest		100.00%		100.00%
Gol Linhas Aereas S.A. ("GLA") [Member]
Disclosure of subsidiaries [line items]
Name of entity		GLA
Date of Incorporation		Apr. 09, 2007
Location		Brazil
Principal Activity		Flight Transportation
Type of control		Direct
Ownership equity interest		100.00%		100.00%
Airfim [Member]
Disclosure of subsidiaries [line items]
Name of entity		AirFim
Date of Incorporation		Nov. 07, 2003
Location		Brazil
Principal Activity		Investment Fund
Type of control		Indirect
Ownership equity interest		100.00%		100.00%
Sul America Gol Max [Member]
Disclosure of subsidiaries [line items]
Name of entity		Sul America Gol Max
Date of Incorporation		Mar. 14, 2014
Location		Brazil
Principal Activity		Investment Fund
Type of control		Indirect
Ownership equity interest				100.00%
Smiles S.A. ("Smiles") [Member]
Disclosure of subsidiaries [line items]
Name of entity		Smiles Fidelidade
Date of Incorporation		Aug. 01, 2011
Location		Brazil
Principal Activity		Loyalty Program
Type of control		Direct
Ownership equity interest		52.60%		52.70%
Smiles Viagens [Member]
Disclosure of subsidiaries [line items]
Name of entity		Smiles Viagens
Date of Incorporation		Aug. 10, 2017
Location		Brazil
Principal Activity		Tourism Agency
Type of control		Indirect
Ownership equity interest		52.60%		52.70%
Smiles Fidelidade Argentina [Member]
Disclosure of subsidiaries [line items]
Name of entity	[1]	Smiles Fidelidade Argentina
Date of Incorporation	[1]	Nov. 07, 2018
Location	[1]	Argentina
Principal Activity	[1]	Loyalty Program
Type of control	[1]	Indirect
Ownership equity interest		52.60%	[1]	52.70%
Smiles Viagens Argentina [Member]
Disclosure of subsidiaries [line items]
Name of entity	[1]	Smiles Viagens Argentina
Date of Incorporation	[1]	Nov. 20, 2018
Location	[1]	Argentina
Principal Activity	[1]	Tourism Agency
Type of control	[1]	Indirect
Ownership equity interest		52.60%	[1]	52.70%
Fundo Sorriso [Member]
Disclosure of subsidiaries [line items]
Name of entity		Fundo Sorriso
Date of Incorporation		Jul. 14, 2014
Location		Brazil
Principal Activity		Investment Fund
Type of control		Indirect
Ownership equity interest		52.60%		52.70%
Netpoints Fidelidade S.A [Member]
Disclosure of subsidiaries [line items]
Name of entity	[2]	Netpoints
Date of Incorporation	[2]	Nov. 08, 2013
Location	[2]	Brazil
Principal Activity	[2]	Loyalty Program
Type of control	[2]	Indirect
Ownership equity interest			[2]	25.40%
SCP Trip [Member]
Disclosure of subsidiaries [line items]
Name of entity		SCP Trip
Date of Incorporation		Apr. 27, 2012
Location		Brazil
Principal Activity		Flight Magazine
Type of control		Indirect
Ownership equity interest		60.00%		60.00%

[1]	Companies with functional currency in Argentine pesos.
[2]	On February 1, 2019, the subsidiary Smiles Fidelidade sold its equity interest in the affiliate for the total amount of R$914, recognized in consolidated statements of operations under "Other operating income"